FEDERATED HERMES STRATEGIC DIVIDEND GROWTH FUND, INC.

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

November 18, 2025

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES STRATEGIC DIVIDEND GROWTH FUND, INC. (the “Fund”) Class A Shares Class C Shares Class F Shares Class R Shares Institutional Shares
1933 Act File No. 033-06901 1940 Act File No. 811-04743

Dear Sir or Madam:

Post-Effective Amendment No. 73 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 70 under the Investment Company Act of 1940, as amended, to the Registration Statement of the above-named Registrant is hereby electronically transmitted. This filing has been electronically redlined to indicate changes from the Fund’s currently effective Registration Statement.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective on January 28, 2026 pursuant to the provisions of Rule 485(a) paragraph (a)(1) under the 1933 Act. A Rule 485(a) filing is being made to change the name of the Fund reflecting its repositioning and shift in focus toward dividend growth.

The Fund may be marketed through banks, savings associations or credit unions.

If you have any questions on the enclosed material, please contact me at Christina.Eifler@FederatedHermes.com or (724) 720-8832.

Very truly yours,

/s/ Christina Eifler
Christina Eifler
Team Leader
Federated Hermes, Inc.